COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Supply and open orders commitment	$ 33,483
Advance to subcontractor/supplier	$ 11,192